Non-current assets - intangibles (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of non-current assets - intangibles

	Consolidated
	2019	2018
	A$000	A$000

Patents and intellectual property - at cost	2,851	2,851
Less: Accumulated amortisation	(2,851)	(2,851)

	—	—
Software - at cost	—	—
Less: Accumulated amortisation	—	—

	—	—
Licensing agreement - at acquired fair value	16,408	16,408
Less: Accumulated amortisation	(2,914)	(1,829)

	13,494	14,579
	13,494	14,579

Summary of reconciliations of intangibles

Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Software A$000	Patents and intellectual A$000	GDC licensing agreement A$000	Total A$000

Balance at 1 July 2017	5	250	15,663	15,918
Additions				0
Disposals	(3)			(3)
Amortisation expense	(2)	(250)	(1,084)	(1,336)

Balance at 30 June 2018	—	—	14,579	14,579

Amortisation expense	—	—	(1,084)	(1,084)

Balance at 30 June 2019	—	—	13,494	13,494